Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock to be Issued [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Series B Preferred Stock [Member]	Total
Balance at Dec. 31, 2015		$ 250	$ 438,590		$ 5,570	$ (813,944)		$ (369,534)
Balance, shares at Dec. 31, 2015		25,000,000
Common stock issued for stockholder debt		$ 250	255,750					$ 256,000
Common stock issued for stockholder debt, shares		25,000,000						25,000,000
Foreign currency translation adjustments					14,549			$ 14,549
Net loss						(181,040)		(181,040)
Balance at Dec. 31, 2016		$ 500	694,340		20,119	(994,984)		(280,025)
Balance, shares at Dec. 31, 2016		50,000,000
Common stock issued for stockholder debt
Foreign currency translation adjustments					(18,605)			(18,605)
Capital contribution in subsidiary before acquisition			97,752					97,752
Recapitalization	$ 50	$ 287	1,859					2,196
Recapitalization, shares	5,000,000	28,692,024
Stock issued for acquisition of 12 Japan	$ 5	$ 50	(55)
Stock issued for acquisition of 12 Japan, shares	500,000	5,000,000
Common stock issued for acquisition of 12 Europe		$ 38	(38)
Common stock issued for acquisition of 12 Europe, shares		3,807,976
Common stock issued for services		$ 27	473,973					474,000
Common stock issued for services, shares		2,700,000
Cancellation of common stock and preferred stock	$ (5)	$ (80)	85
Cancellation of common stock and preferred stock, shares	(500,000)	(8,000,000)
Common stock to be issued				92,646				92,646
Common stock to be issued, shares
Net loss						(1,418,755)		(1,418,755)
Balance at Dec. 31, 2017	$ 50	$ 822	1,267,916	92,646	1,514	(2,413,739)		(1,050,791)
Balance, shares at Dec. 31, 2017	5,000,000	82,200,000
Foreign currency translation adjustments					(14,664)			(14,664)
Series B Preferred stock issued for cash			259,997				$ 3	260,000
Series B Preferred stock issued for cash, shares							266,000
Common stock issued as part of funds raised		$ 8	117,638	(92,646)				25,000
Common stock issued as part of funds raised, shares		768,338
Net loss						(870,230)		(870,230)
Balance at Mar. 31, 2018	$ 50	$ 830	$ 1,645,551		$ (13,150)	$ (3,283,969)	$ 3	$ (1,650,685)
Balance, shares at Mar. 31, 2018	5,000,000	82,968,338					266,000